Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven
Leaders Series II/IIR/III
[The Contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, Leaders / Chase Series I-II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I, and Select Leaders Series V]
Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Leaders Series II/IIR/III
[The Contract was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, and Select Leaders Series V]
Supplement dated May 1, 2026 to the prospectus dated May 1, 2026 and the updating summary prospectus dated May 1, 2026
The following supplements and amends the prospectus and updating summary prospectus for the above-mentioned Contracts. Please read this supplement carefully and retrain it for future reference. Special terms not defined in this supplement have the same meanings as in the prospectus or updating summary prospectus.
NOTICE OF FUND SUBSTITUTION
We have applied for and received an order from the U.S. Securities and Exchange Commission approving the substitution of certain underlying mutual funds under the Contracts (the “Substitution”). At the close of business on September 4, 2026 (the “Substitution Date”), shares of each “Existing Fund” will be substituted with shares of the corresponding “Replacement Fund,” as set forth in the table below.

Existing Fund	Replacement Fund
Allspring VT Small Cap Growth Fund - Class 1	Putnam VT Small Cap Growth Fund - Class IA
Allspring VT Small Cap Growth Fund - Class 2	Putnam VT Small Cap Growth Fund - Class IB
Invesco V.I. American Franchise Fund - Series I	Putnam VT Large Cap Growth Fund - Class IA
Invesco V.I. Comstock Fund - Series II	Putnam VT Large Cap Value Fund - Class IB
Invesco V.I. Core Equity Fund - Series I	Putnam VT Core Equity Fund - Class IA
Invesco V.I. Diversified Dividend Fund - Series II	Putnam VT Large Cap Value Fund - Class IB
Invesco V.I. EQV International Equity Fund - Series I	Putnam VT Focused International Equity Fund - Class IA
Invesco V.I. EQV International Equity Fund - Series II	Putnam VT Focused International Equity Fund - Class IB
Invesco V.I. Government Money Market Fund - Series I	Putnam VT Government Money Market Fund - Class IA
Invesco V.I. Government Securities Fund - Series I	Franklin U.S. Government Securities VIP Fund - Class 1
Invesco V.I. Growth and Income Fund - Series II	Putnam VT Large Cap Value Fund - Class IB
Invesco V.I. Main Street Mid Cap Fund - Series I	ClearBridge Variable Mid Cap Portfolio - Class I
MFS® Core Equity Portfolio - Initial Class	Putnam VT Core Equity Fund - Class IA
MFS® Growth Series - Initial Class	Putnam VT Large Cap Growth Fund - Class IA
MFS® Investors Trust Series - Initial Class	Putnam VT Core Equity Fund - Class IA
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Putnam VT Large Cap Growth Fund - Class IA
MFS® New Discovery Series - Initial Class	Putnam VT Small Cap Growth Fund - Class IA
MFS® Research Series - Initial Class	Putnam VT Core Equity Fund - Class IA
MFS® Total Return Series - Initial Class	Putnam VT Global Asset Allocation Fund - Class IA
MFS® Value Series - Initial Class	Putnam VT Large Cap Value Fund - Class IA
Each Existing Fund will be closed to new investment (i.e., allocations of new premium payments and transfers) under the Contract after September 4, 2026. Each Replacement Fund will be available for new investment (i.e., allocations of new premium payments and transfers) under the Contract on or about September 8, 2026. Please see Appendix A.1 to review a list of investment options by product.
Information regarding each Replacement Fund, including (i) its name, (ii) its type, (iii) its investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance is available in Appendix A in your prospectus or updating summary prospectus. Each Replacement Fund has also issued a prospectus that contains more detailed information about the

Fund. Prospectuses for the Replacement Funds may be obtained free of charge by visiting the website listed in Appendix A of your prospectus or updating summary prospectus or by contacting us as instructed below.
On the Substitution Date, any Contact Value allocated to the Sub-Account investing in an Existing Fund (an “Existing Fund Sub-Account”) will be automatically transferred to the Sub-Account investing in the corresponding Replacement Fund (a “Replacement Fund Sub-Account”).
The Substitution will be effected at the relative net asset values of the Existing Funds’ and the Replacement Funds’ shares. Your Contract Value immediately prior to the Substitution will equal your Contract Value immediately after the Substitution. Contract Values will be automatically transferred without charge and without being subject to any limitations on transfers. There will be no tax consequences for you as a result of the Substitution. The Substitution will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Substitution. Your rights and our obligations under your Contract will not be altered in any way.
For any optional benefit subject to investment restrictions, on the Substitution Date, the investment restrictions will be updated such that any eligible Existing Fund Sub-Account will be replaced by the corresponding Replacement Fund Sub-Account as an eligible investment option. See Appendix A of your prospectus or summary prospectus. The Substitution will not cause your optional benefit, if any, to be in violation of any applicable investment restrictions.
Please note the following important information about your free transfer rights:
•From the date of this Supplement through the Substitution Date, you may make a free transfer of Contract Value from any Existing Fund Sub-Account to any other Sub-Account available under your Contract. For 30 days after the Substitution Date, you may make a free transfer of Contract Value from any Replacement Fund Sub-Account to any other Sub-Account available under your Contract. Any such transfer will be free of charge and will not count against any restrictions or limits on the number of transfers that may be performed under your Contract, except that market timing policies and procedures and optional benefit investment restrictions will apply.
•If you own an optional benefit subject to investment restrictions: You are not permitted to transfer Contract Value to any ineligible investment options. Your optional benefit will be automatically terminated, in accordance with its terms, if you violate the applicable investment restrictions, including as a result of a pre- or post-Substitution transfer.
•Except as described above, we will not otherwise exercise any rights reserved by us under the Contract to impose additional restrictions on transfers from the date of this Supplement until at least 30 days after the Substitution Date.
Additional Information Related to the Substitution:
•Unless you provide us with new instructions in good order, on the Substitution Date:
◦Your standing instructions for future premium payments or withdrawals will be automatically updated to replace any Existing Fund Sub-Account with the corresponding Replacement Fund Sub-Account.
◦If you are participating in any automatic transfer, rebalancing, or withdrawal program, your program instructions will be automatically updated to replace any Existing Fund Sub-Account with the corresponding Replacement Fund Sub-Account and your participation in such program will continue without interruption.
•For any asset allocation models under the Contract, any Existing Fund Sub-Account that comprises a model will be replaced by the corresponding Replacement Fund Sub-Account. If you are participating in any such model, your participation will continue without interruption.
You may submit transfer requests, request copies of the Replacement Funds’ prospectuses, or provide updated instructions by mailing Talcott Resolution at PO Box 14293, Lexington, KY 40512-4293; calling 1-800-862-6668; or e-mailing asccontactus@talcottresolution.com.
If you have any questions regarding the Substitution, please call us at 1-800-862-6668.
HV-8208
2

LEADERS SERIES II-III VARIABLE ANNUITY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY AND
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2026

This updating summary prospectus provides updated information about Leaders Series II-III (the “contract”), an individual deferred flexible premium variable annuity contract. The contract is issued by us, Talcott Resolution Life and Annuity Insurance Company and Talcott Resolution Life Insurance Company (collectively, “Talcott Resolution,” “we, ”us,” ”our”)
The contract was previously sold under various marketing names depending on which distribution partner sold the contract and/or when the product was sold. These marketing names include: Leaders Series II/IIR/III, Wells Fargo Leaders Series I/IR/II, Leaders / Chase Series I-II, Classic Leaders, Leaders Select Series I, Huntington Leaders Series I, and Select Leaders Series V.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, federal and state income taxes, and a 10% federal penalty tax. Withdrawals will also reduce death benefits and other guaranteed benefits under the contract.
The contract is a complex investment and involves risks, including potential loss of principal. All guarantees and obligations under the contract are subject to the financial strength and claims-paying ability of the company that issued your contract, either Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P730
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q472
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q456
Leaders / Chase Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q605
Leaders / Chase Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q449
Classic Leaders	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q480
Leaders Select Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y723
Huntington Leaders Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y749
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q241

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02829
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03800
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588218

Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03822
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589679
You can also obtain this information at no cost by contacting us as instructed below.
Additional information about certain investment products, including variable and fixed annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b. Emailing:     asccontactus@cognisurance.com
c. Visiting:     www.talcottresolution.com

Special Terms Used in this Summary Prospectus

Contract Owner	The owner or holder of the contact including any joint owner(s) (or ”you”).
Contract Value	The total value of your allocations to the Sub-Accounts (and the Fixed Accumulation Feature, if applicable).
Fixed Accumulation Feature or FAF	Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, the FAF may be called the Fixed Account. Not all classes of the Contract we offered contain a FAF. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the FAF except for contracts issued in Massachusetts.
Fund	A registered investment company or a series thereof in which assets of a Sub-Account may be invested.
Premium Payment	Money sent to us to be invested in your Contract.
Sub-Accounts	The variable investment options under the Contract, also referred to as Fund options.
Sub-Account Value	The value of your allocations to the Sub-Accounts.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since the prospectus dated May 1, 2025, This may not reflect all of the changes that have occurred since you entered into your contract.

• At the close of business on September 4, 2026, the Company intends to substitute shares of certain underlying mutual funds under the Contract with shares of certain replacement funds (the “Substitution”). Additional information regarding the Substitution, including a list of existing funds and corresponding replacement funds, as well as your free transfer rights, is provided in the Notice of Substitution, also dated May 1, 2026, that supplements this updating summary prospectus.

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Are there Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges. Surrender charges may apply to both partial and full Surrenders.
If you withdraw money from your contract within 7 years following your last premium payment, you may be assessed a surrender charge of up to 7% (as a percentage if premium payments withdrawn), declining to 0% over that time period.
For example, if you were to withdraw $100,000 during a surrender charge period, you could be assessed a charge of up to $7,000. Losses due to surrender charges will be greater if there are taxes or tax penalties.
4. Fee Table 7. The Contract - c. Charges and Fees - Sales Charges
Are there Transaction Charges?	No. Other than surrender charges (if any), there are no charges for other contract transactions (e.g., transferring money between investment options).			4. Fee Table
Are there Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner. If such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges and Fees Appendix A- Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract	1.36%¹	1.36%¹
	Fund fees and expenses	0.38%²	1.26%²
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[3]	1.50%[4]

1 As a percentage of average daily Sub-Account Values. Includes the Mortality and Expense Risk Charge and Administrative Charge, plus a percentage attributable to the Annual Maintenance Fee.
2 As a percentage of Fund net assets.
3 As a percentage of average daily Contract Value or Payment Base depending on the optional benefit selected.
4 As a percentage of Payment Base.

Because your contract is customizable, the choices you may effect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $2,056	Highest Annual Cost: $4,619
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation

	•Least expensive combination of contract classes and Fund fees and expenses	•Most expensive combination of contract classes, optional benefits and Fund fees and expenses
	•No optional benefits	•No sales charges or advisory fees
	•No sales charges or advisory fees	•No additional premium payments, transfers or withdrawals
•No additional premium payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is there a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No.
•This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, a surrender charge may reduce the value of your contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit guarantees are generally more beneficial to investors with a long-time horizon.
•Withdrawals may be subject to taxes, and a 10% penalty tax may be applied to Surrenders before age 59½.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Funds).
•Each investment option (including the FAF, if available) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to us. Any obligations (including under the FAF), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Talcott Resolution, including our financial strength ratings, is available upon request by calling 1-800-862-6668.
	RESTRICTIONS		Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the Fund options per day. You are allowed to make 20 transfers between the Fund options per contract year before we require you to submit additional transfer requests by mail. Your transfers between the Fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•There are restrictions on the maximum amount that may be transferred annually from the FAF to the Fund options. If the FAF is available for investment, you must wait 6 months after your most recent transfer from the FAF before making a subsequent transfer into the FAF. These transfer restrictions may apply to the contract's automatic income programs.
•We reserve the right to remove or substitute Funds as investment options.
•Except for contracts issued in certain states, we no longer accept new allocations or Premium Payments into the FAF.
•The availability of investment options may vary depending on the broker-dealer through which the Contract was sold.
6. General Information

7. The Contract - a. Purchases and Contract Value

Appendix A - Investment Options Available Under the Contract

Appendix A.1 - Investment Options by Product

Appendix E - Financial Intermediary Variations

Are There any restrictions on Contract Benefits?
Yes.
•Optional benefits may further limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.
•Withdrawals may significantly reduce the death benefit.
•Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or may result in termination of the benefit.
•Contract benefits may not be modified or terminated by us, except as otherwise provided.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee is subject to surrender charges and will count toward your Annual Withdrawal Amount. Withdrawals to pay advisory fees will also reduce death benefits and other guaranteed benefits under the Contract and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The availability of investment options may vary depending on the broker-dealer through which the Contract is sold.
7.c. Charges and Fees - Deduction of Advisory Fee

7.c. Charges and Fees

9. Death Benefits

10. Optional Withdrawal Benefits

12. Federal Tax Considerations

Appendix A - Investment Options Available Under the Contract

Appendices B - Lifetime Income Builder

Appendix C - Lifetime Income Builder Selects and Lifetime Income Portfolios

Appendix E - Financial Intermediary Variations
	TAXES	Location in Prospectus
What are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and payment received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59½.
12. Federal Tax Considerations
CONFLICTS OF INTEREST
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Additional Information - c. Miscellaneous - How Contracts Were Sold
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7. The Contract - a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Investment Options Available Under the Contract
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at:
Issued by Talcott Resolution Life Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659P730
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q472
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03546
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q456
Leaders / Chase Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q605
Leaders / Chase Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q449
Classic Leaders	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q480
Leaders Select Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y723
Huntington Leaders Series I	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Y749
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=41659Q241

Issued by Talcott Resolution Life and Annuity Insurance Company:

Contract Version	Website Address
Leaders Series II-IIR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA02829
Leaders Series III	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03800
Wells Fargo Leaders Series I/IR	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416588218
Wells Fargo Leaders Series II	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=NRVA03822
Select Leaders Series V	https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=416589679
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@cognisurance.com.
The availability of Contract benefits may vary depending on the broker-dealer through which the Contact is sold. See Appendix E - Financial Intermediary Variations in your prospectus for additional information.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Depending on the optional benefits you choose, you may not be able to invest in certain investment options, as noted below under "Optional Rider Investment Restrictions."

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	15.53%	6.31%	13.84%
U.S. Equity	Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	15.27%	6.04%	13.57%
U.S. Equity	Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.13%	5.39%	(2.46)%	9.94%
Allocation	Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	11.48%	7.54%	8.99%
APP A-1

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
U.S. Equity	Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.75%*	7.00%	9.22%	12.13%
U.S. Equity	Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	6.71%	8.94%	11.85%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	0.91%	9.55%	(0.70)%	10.22%
U.S. Equity	Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.16%	9.25%	(0.96)%	9.94%
Allocation	American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Fixed Income	American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	0.73%	9.39%	(2.50)%	1.23%
International Equity	American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*	24.80%	10.29%	11.02%
International Equity	American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.65%*	21.63%	8.23%	12.17%
International Equity	American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	0.90%*	14.64%	0.49%	7.23%
U.S. Equity	American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.58%	20.23%	13.37%	17.97%
U.S. Equity	American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
International Equity	American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	0.72%*	26.76%	3.40%	7.00%
International Equity	American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	0.82%*	28.30%	5.32%	9.25%
Fixed Income	American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	0.47%*	7.26%	(0.14)%	2.36%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.50%*	17.21%	13.89%	12.36%
U.S. Equity	ClearBridge Variable Mid Cap Portfolio - Class I Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.72%	12.56%	7.66%	7.30%
U.S. Equity	Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.11%	7.22%	6.83%	12.87%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.16%	23.34%	12.00%	8.52%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.95%	11.52%	9.21%	7.53%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.89%	11.80%	9.50%	12.10%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.91%*	7.65%	8.86%	9.81%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Fixed Income	Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.83%*	7.42%	2.15%	3.36%
Fixed Income	Franklin U.S. Government Securities VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.54%	7.01%	0.26%	1.39%
APP A-2

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
	Note: Available for investments on or about September 8, 2026.
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.45%	4.51%	2.88%	2.21%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	0.85%	11.66%	10.35%	14.87%
U.S. Equity	Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	0.89%	21.00%	17.85%	12.29%
U.S. Equity	Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
U.S. Equity	Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
U.S. Equity	Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.	0.93%	15.44%	10.53%	8.93%
International Equity	Invesco V.I. EQV International Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
International Equity	Invesco V.I. EQV International Equity Fund - Series II Adviser: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.96%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.38%	4.03%	3.05%	1.96%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.70%	7.37%	0.04%	1.60%
U.S. Equity	Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.	1.00%	15.30%	12.56%	10.46%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.92%	6.73%	3.64%	4.83%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	0.94%	9.19%	9.11%	9.35%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.96%	8.05%	7.32%	9.55%
Fixed Income	LVIP JPMorgan Core Bond Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.	0.46%	7.40%	(0.04)%	2.11%
U.S. Equity	LVIP JPMorgan Mid Cap Value Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.	0.74%	4.72%	9.63%	8.77%
U.S. Equity	LVIP JPMorgan U.S. Equity Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.	0.63%	14.54%	13.69%	14.84%
U.S. Equity	MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.78%*	12.50%	11.52%	13.81%
International Equity	MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	0.93%*	13.59%	5.72%	8.91%
U.S. Equity	MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.73%*	12.19%	11.10%	15.60%
Fixed Income	MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.72%*	8.65%	3.87%	5.56%
U.S. Equity	MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*	13.57%	11.33%	12.49%
U.S. Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.72%*	9.90%	10.02%	14.27%
U.S. Equity	MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.81%*	3.66%	3.26%	11.60%
U.S. Equity	MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	12.96%	(0.28)%	10.74%
International Equity	MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
U.S. Equity	MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.74%*	12.85%	11.15%	12.93%
APP A-3

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
Fixed Income	MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	0.53%*	7.17%	0.15%	2.63%
Allocation	MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	0.61%*	11.16%	6.42%	7.63%
U.S. Equity	MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	0.69%*	13.01%	9.95%	10.05%
U.S. Equity	Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.	0.82%*	35.38%	3.15%	17.46%
U.S. Equity	Putnam VT Core Equity Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.67%	17.11%	16.25%	15.49%
	Note: Available for investments on or about September 8, 2026.
International Equity	Putnam VT Focused International Equity Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.78%*	36.75%	9.41%	9.66%
	Note: Available for investments on or about September 8, 2026.
International Equity	Putnam VT Focused International Equity Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.03%*	36.44%	9.13%	9.38%
	Note: Available for investments on or about September 8, 2026.
Allocation	Putnam VT Global Asset Allocation Fund - Class IA Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.84%*	14.69%	8.67%	8.71%
	Note: Available for investments on or about September 8, 2026.
Money Market	Putnam VT Government Money Market Fund - Class IA** Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	0.44%	3.93%	2.95%	1.86%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Large Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.62%	14.58%	13.71%	17.96%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Large Cap Value Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.54%	20.66%	15.68%	13.58%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Small Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	0.87%*	9.07%	6.45%	11.72%
	Note: Available for investments on or about September 8, 2026.
U.S. Equity	Putnam VT Small Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	1.12%*	8.80%	6.18%	11.45%
	Note: Available for investments on or about September 8, 2026.
International Equity	Templeton Emerging Markets VIP Fund - Class 1 (formerly Templeton Developing Markets VIP Fund) Adviser: Templeton Asset Management Ltd.	1.12%	46.64%	5.73%	10.68%
APP A-4

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
International Equity	Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.08%*	29.19%	8.25%	5.75%
International Equity	Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	1.12%*	23.83%	7.95%	7.04%

*	As noted, annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

The following is the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate[1]
Fixed Accumulation Feature Contracts issued before May 1, 2002	N/A	3%
Fixed Accumulation Feature Contracts issued on or after May 1, 2002	N/A	1.5%
1 The FAF for the contract will be based on the issue date of the contract and the date the state allowed for lower minimum interest rates. The minimum rate will not change once the contract is issued.

APP A-5

Asset Allocation Models
This section provides information about the asset allocation models (or Portfolio Planner Models) that may be available for participation under the contract. Models may not be available to you. You may be required to participate in a certain model depending on the optional benefits you have chosen. See "Optional Benefit Investment Restrictions" below.
You may participate in only one asset allocation model at a time. Your investments related to an asset allocation model will be rebalanced quarterly. For additional information, see "Static Asset Allocation Models" in the prospectus.

Models Available For The Following Contracts:

Leaders Series II/ IIR/III            Classic Leaders Series I            Select Leaders Series V
Huntington Leaders Series I        Wells Fargo Leaders Series I/IR/II    Leaders / Chase Series I/II
Leaders Select Series I

The Portfolio Planner Models
The following model(s) (introduced as of May 2, 2022) are available for the Contract(s) listed above.
The percentage allocations below apply to value in the Sub-Accounts.

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

APP A-6

Optional Benefit Investment Restrictions

(Percentage allocations apply to value in the Sub-Accounts)

A. Investment Restrictions For
Lifetime Income Builder                Lifetime Income Builder II
Lifetime Income Builder Selects            Lifetime Income Foundation

Applicable To The Following Product
Leaders 3

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

Your Sub-Account value must b allocated in accordance with the following investment restrictions on or after
October 4, 2013 and you must elect to rebalance to the allocations on a quarterly basis:
(1) SELF SELECT

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund

Category 1: Fixed Income Rule: Minimum 40% of allocation Maximum of 100% of allocation*
•	American Funds The Bond Fund of America	•	Invesco V.I. Government Securities Fund
•	Hartford Ultrashort Bond HLS Fund	•	MFS Total Return Bond Series
•	Invesco V.I. Government Money Market Fund

*If you have 100% allocation to the FAF on and after October 4, 2013 you will comply with these investment restrictions for as long as your allocation remains at 100% to the FAF. Please remember that effective October 4, 2013, the FAF was closed to new allocations or Premium Payments (with limited state exclusions). Therefore, if you move any money out of the FAF and into the Sub-Accounts you will not be able to move it back into the FAF AND your Sub-Account allocations must comply with these investment restrictions in order to prevent the revocation of your withdrawal feature.

Category 2: Acceptable Investment Options (Equity or Multi-Asset) Rule: Maximum 60% of allocation, maximum 20% in any one fund
•	American Funds Asset Allocation Fund	•	Invesco V.I. American Value Fund
•	American Funds Capital World Growth and Income Fund	•	Invesco V.I. Core Equity Fund
•	American Funds Global Growth Fund	•	Invesco V.I. EQV International Equity Fund
•	American Funds Growth Fund	•	MFS Global Equity Series
•	American Funds Growth-Income Fund	•	MFS Growth Series
•	American Funds Washington Mutual Investors Fund	•	MFS Investors Trust Series
•	Franklin DynaTech VIP Fund	•	MFS Massachusetts Investors Growth Stock Portfolio
•	Franklin Income VIP Fund	•	MFS Research International Portfolio
•	Franklin Large Cap Growth VIP Fund	•	MFS Research Series
•	Franklin Mutual Global Discovery VIP Fund	•	MFS Total Return Series
•	Franklin Mutual Shares VIP Fund	•	MFS Value Series
•	Franklin Rising Dividends VIP Fund	•	Templeton Foreign VIP Fund
•	Invesco V.I. American Franchise Fund

APP A-7

Category 3: Limited Investment Options (Equity, Multi-Asset, or Bond) Rule: Maximum 20% of allocation, maximum of 10% in any one fund
•	American Funds Capital World Bond Fund	•	Invesco V.I. Main Street Mid Cap Fund
•	American Funds Global Small Capitalization Fund	•	Invesco V.I. Small Cap Equity Fund
•	American Funds International Fund	•	MFS High Yield Portfolio
•	American Funds New World Fund	•	MFS Mid Cap Growth Series
•	Franklin Small Cap Value VIP Fund	•	MFS New Discovery Series
•	Franklin Small-Mid Cap Growth VIP Fund	•	Templeton Emerging Markets VIP Fund (formerly Templeton Developing Markets VIP Fund)
•	Franklin Strategic Income VIP Fund	•	Templeton Growth VIP Fund
•	Invesco V.I. Discovery Mid Cap Growth Fund

(2) ASSET ALLOCATIONS MODELS

As of May 2, 2022, the following models are available:

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407
American Funds Growth Fund	5%	6%	8%	10%
American Funds International Fund	9%	12%	15%	18%
American Funds The Bond Fund of America	55%	48%	40%	32%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%
Invesco V.I. American Value Fund	1%	2%	2%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%
MFS High Yield Portfolio	10%	8%	7%	5%
MFS Investors Trust Series	5%	7%	9%	10%
MFS New Discovery Series	1%	2%	2%	3%
MFS Value Series	5%	7%	8%	10%
Total	100%	100%	100%	100%

(3) INVESTMENT MODELS

Series 7006
Fund
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	20%
Franklin Small-Mid Cap Growth VIP Fund	10%
MFS Total Return Bond Series	40%
Templeton Growth VIP Fund	10%
Total	100%

Series 7007
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
American Funds The Bond Fund of America	40%
Total	100%
APP A-8

Series 7008
Fund
Franklin Rising Dividends VIP Fund	20%
Invesco V.I. International Growth Fund	10%
MFS Growth Series	20%
MFS Total Return Bond Series	40%
Templeton Foreign VIP Fund	10%
Total	100%

B. Investment Restrictions For
Lifetime Income Builder Portfolios

Applicable To The Following Products
Classic Leaders 1            Leaders 3            Leaders Select 1
Leaders / Chase 2            Select Leaders 5        Huntington Leaders 1
Wells Fargo Leaders 2

(If applicable to your contract (see the "State Variations" provisions in the "Miscellaneous" section))

(1) INVESTMENT STRATEGY MODELS

Series 8009
Fund
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8011
Fund
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	25%
American Funds International Fund	15%
American Funds The Bond Fund of America	25%
Total	100%

APP A-9

(2) PORTFOLIO PLANNER ASSET ALLOCATION MODELS

Select one of the following investment models:

Fund	2022 Series 107	2022 Series 207	2022 Series 307	2022 Series 407	2022 Series 507
American Funds Growth Fund	5%	6%	8%	10%	11%
American Funds International Fund	9%	12%	15%	18%	21%
American Funds The Bond Fund of America	55%	48%	40%	32%	24%
Franklin Small Cap Value VIP Fund	2%	2%	3%	3%	4%
Invesco V.I. American Value Fund	1%	2%	2%	3%	3%
Invesco V.I. Discovery Mid Cap Growth Fund	2%	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	5%	4%	3%	3%	2%
MFS High Yield Portfolio	10%	8%	7%	5%	4%
MFS Investors Trust Series	5%	7%	9%	10%	12%
MFS New Discovery Series	1%	2%	2%	3%	3%
MFS Value Series	5%	7%	8%	10%	12%
Total	100%	100%	100%	100%	100%

(3) INDIVIDUAL SUB-ACCOUNTS
Allocate 100% to any one of these funds, any combination of these funds, or all of the funds.

Hartford Ultrashort Bond HLS Fund
Invesco V.I. Government Money Market Fund
MFS Total Return Series
APP A-10

Appendix A.1 — Investment Options by Product
Investment options available to your specific Contract are listed in the following table.

Portfolio Company and Adviser/Subadviser	Classic Leaders (TL)	Huntington Leaders Series I (TL)	Leaders Series II/IIR (TL/TLA)	Leaders / Chase Series I (TL)	Leaders / Chase Series II (TL)	Leaders Series III (TL/TLA)	Leaders Select Series I (TL)	Select Leaders Series V (TL/TLA)	Wells Fargo Leaders Series I/IR (TL/TLA)	Wells Fargo Leaders Series II (TL/TLA)
Allspring VT Discovery All Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Discovery All Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Discovery SMID Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Index Asset Allocation Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Opportunity Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Opportunity Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
Allspring VT Small Cap Growth Fund - Class 1 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC							X
Allspring VT Small Cap Growth Fund - Class 2 Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC									X	X
American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	X	X	X	X	X	X	X	X	X	X
ClearBridge Variable Mid Cap Portfolio - Class I Adviser: Franklin Templeton Fund Adviser, LLC Subadviser: ClearBridge Investments, LLC	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
APP A.1-1

Portfolio Company and Adviser/Subadviser	Classic Leaders (TL)	Huntington Leaders Series I (TL)	Leaders Series II/IIR (TL/TLA)	Leaders / Chase Series I (TL)	Leaders / Chase Series II (TL)	Leaders Series III (TL/TLA)	Leaders Select Series I (TL)	Select Leaders Series V (TL/TLA)	Wells Fargo Leaders Series I/IR (TL/TLA)	Wells Fargo Leaders Series II (TL/TLA)
Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	X	X	X	X	X	X	X	X	X	X
Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Franklin U.S. Government Securities VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. American Value Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Comstock Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Diversified Dividend Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. EQV International Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. EQV International Equity Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Growth and Income Fund - Series II Adviser: Invesco Advisers, Inc.								X
Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.								X
Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	X	X	X	X	X	X	X	X	X	X
LVIP JPMorgan Core Bond Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.				X	X
APP A.1-2

Portfolio Company and Adviser/Subadviser	Classic Leaders (TL)	Huntington Leaders Series I (TL)	Leaders Series II/IIR (TL/TLA)	Leaders / Chase Series I (TL)	Leaders / Chase Series II (TL)	Leaders Series III (TL/TLA)	Leaders Select Series I (TL)	Select Leaders Series V (TL/TLA)	Wells Fargo Leaders Series I/IR (TL/TLA)	Wells Fargo Leaders Series II (TL/TLA)
LVIP JPMorgan Mid Cap Value Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.				X	X
LVIP JPMorgan U.S. Equity Portfolio - Standard Class Adviser: JPMorgan Investment Management, Inc.				X	X
MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company			X	X				X	X
MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	X	X	X	X	X	X	X	X	X	X
Morgan Stanley VIF Growth Portfolio - Class II Adviser: Morgan Stanley Investment Management Inc.								X
Putnam VT Core Equity Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Focused International Equity Fund - Class IA
Adviser: Putnam Investment Management, LLC
Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Focused International Equity Fund - Class IB
Adviser: Putnam Investment Management, LLC
Subadviser: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC								X
Note: Available for investments on or about September 8, 2026.
Putnam VT Global Asset Allocation Fund - Class IA
Adviser: Franklin Advisers, Inc.
Subadviser: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
APP A.1-3

Portfolio Company and Adviser/Subadviser	Classic Leaders (TL)	Huntington Leaders Series I (TL)	Leaders Series II/IIR (TL/TLA)	Leaders / Chase Series I (TL)	Leaders / Chase Series II (TL)	Leaders Series III (TL/TLA)	Leaders Select Series I (TL)	Select Leaders Series V (TL/TLA)	Wells Fargo Leaders Series I/IR (TL/TLA)	Wells Fargo Leaders Series II (TL/TLA)
Putnam VT Government Money Market Fund - Class IA** Adviser: Franklin Advisers, Inc. Subadviser: Putnam Investment Management, LLC and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Large Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Large Cap Value Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Large Cap Value Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited								X
Note: Available for investments on or about September 8, 2026.
Putnam VT Small Cap Growth Fund - Class IA Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited	X	X	X	X	X	X	X	X	X	X
Note: Available for investments on or about September 8, 2026.
Putnam VT Small Cap Growth Fund - Class IB Adviser: Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. and Franklin Templeton Investment Management Limited									X	X
Note: Available for investments on or about September 8, 2026.
Templeton Emerging Markets VIP Fund - Class 1 (formerly Templeton Developing Markets VIP Fund) Adviser: Templeton Asset Management Ltd.	X	X	X	X	X	X	X	X	X	X
Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	X	X	X	X	X	X	X	X	X	X
Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	X	X	X	X	X	X	X	X	X	X

APP A.1-4

The prospectus and Statement of Additional Information ("SAI") contain additional information about the Contract, Union Security, and the Separate Account. The prospectus and SAI, dated the same date as this updating summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. You may request copies of the prospectus or SAI, request information about your contract, and make other inquiries about your contract by:

a Mailing:        Talcott Resolution, PO Box 14293, Lexington, KY 40512-4293
a. Calling:        1-800-862-6668
b. Emailing:    asccontactus@cognisurance.com
c. Visiting:        www.talcottresolution.com

EDGAR Identifier :

Contract	Talcott Resolution Life Insurance Company	Talcott Resolution Life and Annuity Insurance Company
Leaders Series II/IIR/III	C000005818	C000005959
Wells Fargo Leaders Series I/IR/II	C000059372	C000059373
Leaders / Chase Series I/II	C000059370
Classic Leaders	C000059368
Leaders Select Series I	C000059369
Huntington Leaders Series I	C000059371
Select Leaders Series V	C000062644	C000062645